Income Taxes - Disclosure of deferred taxes (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability)	$ 0	$ 0
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7,970,000	7,048,000
Equipment and other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	224,000	224,000
Temporary differences relating to intellectual property costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Foreign tax credit [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	412,000	412,000
Un-deducted SR&ED expenditure pool [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	412,000	412,000
Investment tax credit [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	196,000	196,000
Share issuance costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	149,000	226,000
Unrecognized deferred tax assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ (9,363,000)	$ (8,518,000)